Loans and borrowings, including leases - Summary of features of the loans and borrowings, including leases (Parenthetical) (Detail) - Senior Secured Notes [Member] $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Disclosure of detailed information about borrowings [line items]
Non-current debt instruments issued	$ 610.0
Two Thousand Twenty Nine [Member]
Disclosure of detailed information about borrowings [line items]
Non-current debt instruments issued	$ 500.0
Borrowings, maturity	2029
Borrowings, interest rate	8.25%
Two Thousand Thirty One [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	2031
Borrowings, interest rate	8.625%
Two Thousand Twenty Seven [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	2027
Debt instruments held	$ 662.5